UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Vert Global Sustainable Real Estate Fund

Semi-Annual Report
December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.vertfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-740-VERT, sending an e-mail request to info@vertasset.com, or by enrolling at www.vertfunds.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund you can call 1-844-740-VERT or send an e-mail request to info@vertasset.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Vert Global Sustainable Real Estate Fund

Table of Contents

Sector & Country Allocations	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Expense Example	23
Notice to Shareholders	25
Privacy Notice	26

Vert Global Sustainable Real Estate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2018 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2018 (Unaudited)

United States	63.6%
Japan	8.8%
Australia	7.7%
United Kingdom	5.9%
France	5.9%
Hong Kong	2.4%
Singapore	1.9%
South Africa	0.7%
Belgium	0.6%
Netherlands	0.5%
Canada	0.4%
Germany	0.3%
Mexico	0.2%
New Zealand	0.1%
Guernsey	0.1%
Short-Term Investments and Other	0.9%

Percentages represent market value as a percentage of net assets.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at December 31, 2018 (Unaudited)

	Number of
REITS – 99.1%	Shares	Value
Diversified REITs – 10.7%
Activia Properties, Inc. (c)	16	$65,006
American Assets Trust, Inc.	861	34,587
Cofinimmo SA (c)	527	65,528
Covivio (c)	976	94,168
Empire State Realty Trust, Inc.	1,438	20,463
Gecina SA (c)	1,187	153,657
Growthpoint Properties Australia Ltd. (c)	5,765	15,193
Hulic REIT, Inc. (c)	22	34,161
ICADE SA (c)	942	71,792
Kenedix Office Investment Corp. (c)	11	70,211
Land Securities Group PLC (c)	19,445	199,659
LondonMetric Property PLC (c)	17,409	38,596
Mirvac Group (c)	91,350	144,271
Morguard Real Estate Investment Trust	500	4,175
NIPPON REIT Investment Corp. (c)	7	23,227
Nomura Real Estate Master Fund, Inc. (c)	98	128,939
Premier Investment Corp. (c)	20	22,773
Redefine Properties Ltd. (c)	123,000	82,789
Schroder Real Estate Investment Trust Ltd. (c)	21,201	15,457
Sekisui House REIT, Inc. (c)	87	55,785
Stockland (c)	59,843	148,458
The GPT Group (c)	44,368	166,959
Tokyu REIT, Inc. (c)	17	25,492
Washington Real Estate Investment Trust	1,565	35,995
		1,717,341
Health Care REITs – 8.7%
HCP, Inc.	11,744	328,010
Ventas, Inc.	8,140	476,923
Welltower, Inc.	8,594	596,509
		1,401,442
Hotel & Resort REITs – 2.9%
DiamondRock Hospitality Co.	5,088	46,199
Hersha Hospitality Trust	1,174	20,592
Host Hotels & Resorts, Inc.	18,206	303,494
Pebblebrook Hotel Trust	3,312	93,763
		464,048

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

	Number of
REITS – 99.1% (Continued)	Shares	Value
Industrial REITs – 7.4%
Frasers Logistics & Industrial Trust (c)	36,300	$27,462
Industrial & Infrastructure Fund Investment Corp. (c)	39	40,478
Nippon Prologis REIT, Inc. (c)	44	92,861
PLA Administradora Industrial S de RL de CV (c)	14,200	16,879
Prologis Property Mexico SA de CV (c)	14,200	21,894
Prologis, Inc.	13,586	797,770
Segro PLC (c)	26,579	199,532
		1,196,876
Office REITs – 20.0%
Alexandria Real Estate Equities, Inc.	2,596	299,163
Allied Properties Real Estate Investment Trust (c)	1,500	48,696
Alstria office REIT-AG (c)	3,822	53,511
Befimmo SA (c)	495	27,537
Boston Properties, Inc.	3,774	424,764
Brandywine Realty Trust	2,492	32,072
CapitaLand Commercial Trust (c)	65,600	84,258
Columbia Property Trust, Inc.	2,872	55,573
Corporate Office Properties Trust	2,448	51,481
Cousins Properties, Inc.	10,148	80,169
Cromwell Property Group (c)	40,823	28,478
Derwent London PLC (c)	2,605	94,721
Dexus Property Group (c)	25,010	187,190
Dream Office Real Estate Investment Trust (c)	900	14,695
Douglas Emmett, Inc.	3,784	129,148
Equity Commonwealth	2,848	85,469
Franklin Street Properties Corp.	2,073	12,915
Government Properties Income Trust	1,000	6,870
Great Portland Estates PLC (c)	6,231	52,378
Hudson Pacific Properties, Inc.	3,673	106,737
Ichigo Office REIT Investment Corp. (c)	21	18,544
Japan Excellent, Inc. (c)	28	37,848
Japan Prime Realty Investment Corp. (c)	20	75,948
JBG SMITH Properties	2,680	93,291
Keppel REIT (c)	47,200	39,519
Kilroy Realty Corp.	2,476	155,691

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

	Number of
REITS – 99.1% (Continued)	Shares	Value
Office REITs – 20.0% (Continued)
Manulife U.S. Real Estate Investment Trust (c)	27,000	$20,772
McKay Securities PLC (c)	283	884
MCUBS MidCity Investment Corp. (c)	39	30,801
Mori Hills REIT Investment Corp. (c)	39	49,097
Nippon Building Fund, Inc. (c)	38	239,279
Paramount Group, Inc.	4,532	56,922
Piedmont Office Realty Trust, Inc.	2,986	50,881
SL Green Realty Corp.	2,125	168,045
Tier REIT, Inc.	1,182	24,385
Vornado Realty Trust	3,928	243,654
Workspace Group PLC (c)	3,635	36,743
		3,218,129
Residential REITs – 11.0%
Advance Residence Investment Corp. (c)	30	82,825
AvalonBay Communities, Inc.	3,067	533,811
Equity LifeStyle Properties, Inc.	1,956	189,986
Equity Residential	8,737	576,729
Kenedix Residential Next Investment Corp. (c)	20	30,493
NexPoint Residential Trust, Inc.	427	14,966
Nippon Accommodations Fund, Inc. (c)	11	53,130
Sun Communities, Inc.	2,115	215,117
The UNITE Group PLC (c)	6,475	66,573
UMH Properties, Inc.	774	9,164
		1,772,794
Retail REITs – 22.7%
AEON REIT Investment Corp. (c)	35	40,290
Alexander’s, Inc.	52	15,847
Altarea SCA (c)	68	12,918
Brookfield Property REIT, Inc.	3,751	60,391
CapitaLand Mall Trust (c)	67,300	111,603
Charter Hall Retail REIT (c)	7,220	22,784
Eurocommercial Properties NV (c)	1,420	43,830
Frasers Centrepoint Trust (c)	14,800	23,552
Frontier Real Estate Investment Corp. (c)	10	39,697
Hammerson PLC (c)	1,602	6,744

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

	Number of
REITS – 99.1% (Continued)	Shares	Value
Retail REITs – 22.7% (Continued)
Hyprop Investments Ltd. (c)	6,511	$36,882
Japan Retail Fund Investment Corp. (c)	66	131,708
Kenedix Retail REIT Corp. (c)	12	27,205
Kimco Realty Corp.	9,876	144,683
Kiwi Property Group Ltd. (c)	23,000	21,092
Klepierre SA (c)	1,743	53,866
Link REIT (c)	38,000	385,234
Regency Centers Corp.	3,111	182,553
Scentre Group (c)	136,379	374,929
Shaftesbury PLC (c)	4,541	48,069
Simon Property Group, Inc.	4,733	795,097
Taubman Centers, Inc.	1,430	65,051
The British Land Co. PLC (c)	23,808	161,901
The Macerich Co.	1,137	49,209
Unibail-Rodamco-Westfield (c)	3,178	491,779
Unibail-Rodamco-Westfield CDI (a)(c)	8,820	66,472
Vastned Retail NV (c)	465	16,672
Vicinity Centres (c)	80,894	148,228
Weingarten Realty Investors	2,589	64,233
Wereldhave NV (c)	566	17,611
		3,660,130
Specialized REITs – 15.7%
American Tower Corp.	4,810	760,894
Big Yellow Group PLC (c)	4,644	51,682
Digital Realty Trust, Inc.	4,671	497,695
Equinix, Inc.	1,795	632,845
Iron Mountain, Inc.	6,673	216,272
Weyerhaeuser Co.	16,935	370,199
		2,529,587
TOTAL REITS
(Cost $17,267,143)		15,960,347

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

	Number of
SHORT-TERM INVESTMENTS – 1.3%	Shares	Value
MONEY MARKET FUNDS – 1.3%
Invesco STIT – Government & Agency Portfolio –
Class I, 2.47% (b)	207,429	$207,429
TOTAL SHORT-TERM INVESTMENTS
(Cost $207,429)		207,429
TOTAL INVESTMENTS
(Cost $17,474,572) – 100.4%		16,167,776
Liabilities in Excess of Other Assets – (0.40)%		(64,164)
TOTAL NET ASSETS – 100.0%		$16,103,612

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost of $17,474,572)	$16,167,776
Foreign currencies, at value (cost $20,940)	21,018
Receivables:
Fund shares sold	12,131
Dividends and interest	94,459
Return of Capital	193
Due from advisor	16,503
Prepaid expenses	14,347
Total assets	16,326,427

Liabilities:
Payables:
Securities purchased	178,839
Fund shares redeemed	124
Administration and fund accounting fees	15,255
Reports to shareholders	2,374
Compliance expense	1,364
Custody fees	6,562
Trustee fees	1,589
Transfer agent fees and expenses	5,375
Other accrued expenses	11,333
Total liabilities	222,815

Net assets	$16,103,612

Net assets consist of:
Paid in capital	$17,551,495
Total accumulated deficit	(1,447,883)
Net assets	$16,103,612

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$16,103,612
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,767,295
Net asset value, offering price and redemption price per share	$9.11

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $10,632)	$203,244
Interest	1,847
Total investment income	205,091

Expenses:
Administration and fund accounting fees (Note 4)	44,666
Advisory fees (Note 4)	26,377
Federal and state registration fees	18,250
Custody fees	17,940
Transfer agent fees and expenses	17,043
Compliance expense	8,036
Audit fees	7,822
Legal fees	6,050
Trustees’ fees and expenses	4,790
Other	4,537
Reports to shareholders	3,864
Total expenses before reimbursement from advisor	159,375
Expense reimbursement from advisor (Note 4)	(126,404)
Net expenses	32,971
Net investment income	172,120

Realized and unrealized loss on investments:
Net realized loss on transactions from:
Investments	(114,728)
Foreign currency related transactions	(131)
Net change in unrealized loss on:
Investments	(1,251,696)
Foreign currency related transactions	(250)
Net realized and unrealized loss on investments	(1,366,805)
Net decrease in net assets resulting from operations	$(1,194,685)

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018*^
Operations:
Net investment income	$172,120	$113,052
Net realized gain (loss) on investments	(114,859)	77,254
Net change in unrealized depreciation on investments	(1,251,946)	(55,331)
Net increase (decrease) in net assets
resulting from operations	(1,194,685)	134,975
Distributions:
Distributable earnings	(371,415)	(16,758)
Total distributions	(371,415)	(16,758)[1]
Capital Share Transactions:
Proceeds from shares sold	10,843,950	8,004,029
Proceeds from shares issued to holders
in reinvestment of dividends	360,801	16,020
Cost of shares redeemed	(1,445,509)	(237,762)
Redemption fees retained	7,797	2,169
Net increase in net assets
from capital share transactions	9,767,039	7,784,456
Total increase in net assets	8,200,939	7,902,673
Net Assets:
Beginning of period	7,902,673	—
End of period	$16,103,612	$7,902,673 [2]
Changes in Shares Outstanding:
Shares sold	1,102,513	802,202
Proceeds from shares issued to holders
in reinvestment of dividends	37,544	1,561
Shares redeemed	(152,579)	(23,946)
Net increase in shares outstanding	987,478	779,817

*	The Vert Global Sustainable Real Estate Fund commenced operations on October 31, 2017.
[1]	All distributions were from net investment income.
[2]	End of period net assets include accumulated undistributed net investment income of $160,964.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares
	Six Months Ended		October 31, 2017*
	December 31, 2018		through
	(Unaudited)		June 30, 2018
Net Asset Value – Beginning of Period	$10.13		$10.00

Income from Investment Operations:
Net investment gain[1]	0.13		0.23
Net realized and unrealized loss on investments	(0.93)		(0.05)
Total from investment operations	(0.80)		0.18

Less Distributions:
Dividends from net investment income	(0.21)		(0.05)
Distributions from net realized gains	(0.01)		—
Total distributions	(0.22)		(0.05)

Redemption Fees	—	[2]	—	[2]

Net Asset Value – End of Period	$9.11		$10.13

Total Return	(8.10	)%^	1.79	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$16,104		$7,903
Ratio of operating expenses to average net assets:
Before reimbursements	2.42	%+	5.16	%+
After reimbursements	0.50	%+	0.50	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	2.61	%+	(1.18	)%+
After reimbursements	0.69	%+	3.48	%+
Portfolio turnover rate	7	%^	11	%^

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment gain per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to most shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.	Events Subsequent to the Period End: In preparing the financial statements as of December 31, 2018, management considered the impact of subsequent events for

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

I.
Recent Accounting Pronouncements: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018 and the Funds’ Statement of Assets and Liabilities and the Statement of Changes in Net Assets for the current reporting period have been modified accordingly.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2018, was comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$110,677	$1,606,664	$—	$1,717,341
Health Care REITs	1,401,442	—	—	1,401,442
Hotel & Resort REITs	464,048	—	—	464,048
Industrial REITs	836,543	360,333	—	1,196,876
Office REITs	2,141,505	1,076,624	—	3,218,129
Residential REITs	1,539,773	233,021	—	1,772,794
Retail REITs	1,541,405	2,118,725	—	3,660,130
Specialized REITs	2,477,905	51,682	—	2,529,587
Total REITs	10,513,298	5,447,049	—	15,960,347
Short-Term Investments	207,429	—	—	207,429
Total Investments in Securities	$10,720,727	$5,447,049	$—	$16,167,776

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2018	$227
Purchases	—
(Sales proceeds and/or rights exercised)	(227)
Accrued discounts/premiums, net	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Transfers in and/or out of Level 3	—
Balance as of December 31, 2018	$—

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2018, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund.  For the six months ended December 31, 2018, the Fund incurred $26,377 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Institutional Shares	0.50%

For the six months ended December 31, 2018, the Advisor reduced its fees and absorbed Fund expenses in the amount of $126,404 for the Fund. The waivers and reimbursements will remain in effect through at least September 20, 2020 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2021	12/31/2021	Total
$151,481	$126,404	$277,885

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended December 31, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$44,666
Custody	$17,490
Transfer agency(a)	$11,914

(a) Does not include out-of-pocket expenses.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

At December 31, 2018, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$15,255
Custody	$ 6,562
Transfer agency(a)	$ 3,964

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator. A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$10,576,980	$935,608

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2018, the Fund’s most recent fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$8,005,041
Gross unrealized appreciation	250,136
Gross unrealized depreciation	(346,901)
Net unrealized appreciation	(96,765)
Undistributed ordinary income	199,477
Undistributed long-term capital gain	15,505
Total distributable earnings	214,982
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$118,217

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

As of June 30, 2018, the Fund had no long-term tax basis capital losses to offset future capital gains.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The tax character of distributions paid during the six months ended December 31, 2018 and the fiscal period ended June 30, 2018 was as follows:

	Six Months Ended	Fiscal Period Ended
	December 31, 2018	June 30, 2018
Ordinary income	$355,899	$16,758
Long-term capital gains	$15,516	$—

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Real Estate Investment Risk: The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

Vert Global Sustainable Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Real Estate-Related Securities Concentration Risk: The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2018 to December 31, 2018 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund
EXPENSE EXAMPLE (Continued)
December 31, 2018 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2018	12/31/2018	7/1/2018 – 12/31/2018
Actual
Institutional Shares	$1,000.00	$ 919.00	$2.42

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.68	$2.55

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at December 31, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Other Tax Information (Unaudited)

For the fiscal period ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vert Global Sustainable Real Estate Fund	31.54%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2018 was as follows:

Vert Global Sustainable Real Estate Fund	0.00%

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

(This Page Intentionally Left Blank.)

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA 94965

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Manager Directed Portfolios

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date   3/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date   3/6/2019

By (Signature and Title)*   /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date   3/6/2019

* Print the name and title of each signing officer under his or her signature.